UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

        (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

09/30

Date of reporting period: 6/30/12

Item 1.  Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012

Principal		Interest Rate	Maturity	Value
	MORTGAGE NOTES - 97.5%
$ 73,747	Bayview 362949	7.940%	1/12/34	$ 63,939
58,795	Bayview 396598	3.875%	3/28/35	38,270
77,397	Bayview 396635	7.990%	1/1/36	66,933
174,450	Bayview 405329	3.000%	5/1/34	110,183
160,657	Bayview 409116	3.375%	4/1/37	98,547
176,789	Bayview 410774	7.800%	12/1/35	151,243
146,139	Bayview 410821	6.850%	8/1/35	117,131
177,292	Bayview 412405	6.934%	3/1/37	133,997
29,209	Bayview 487595	11.500%	11/5/33	31,476
54,068	Bayview 491735	9.800%	7/1/37	52,619
61,637	Bayview 497783	5.250%	9/1/40	42,893
160,717	Bayview 497787	4.550%	5/1/40	105,832
40,707	Bayview 498150	9.200%	3/1/32	38,346
134,341	Bayview 586701	4.875%	8/1/39	91,379
45,007	Bayview 586782	7.000%	12/1/37	36,217
68,656	Bayview 587006	6.125%	7/1/39	51,389
225,014	Bayview 587029	5.875%	12/1/33	170,470
131,777	Bayview 587092	5.625%	12/1/38	95,551
46,344	Bayview 587098	8.000%	7/1/27	41,487
346,641	Bayview 587158	4.825%	4/1/39	236,271
57,762	Bayview 587217	5.500%	8/1/39	41,137
55,931	Castle Peak 126337	6.750%	8/1/30	45,841
88,454	Castle Peak 126732	5.630%	7/1/33	66,119
60,008	Castle Peak 129395	7.000%	1/1/33	49,128
108,650	Castle Peak 129538	7.000%	11/1/34	88,517
255,932	Castle Peak 320758	5.750%	1/1/38	187,547
100,876	Castle Peak 334584	4.100%	6/1/39	65,691
292,468	Castle Peak 340040	5.000%	1/1/51	213,473
69,116	Castle Peak 340504	4.000%	12/1/36	44,690
243,648	Castle Peak 340675	3.309%	9/1/37	148,162
158,324	Castle Peak 340809	3.380%	6/1/34	100,330
327,913	Castle Peak 340862	3.130%	1/1/51	207,241
433,500	Castle Peak 345712	6.375%	6/1/36	334,315
604,076	Castle Peak 352912	2.000%	11/1/50	341,968
37,889	Castle Peak 352924	9.000%	8/1/30	35,370

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012

Principal		Interest Rate	Maturity	Value
228,102	Castle Peak 352991	2.750%	6/1/50	$ 139,644
205,990	Castle Peak 353021	3.250%	1/1/50	131,401
223,718	Castle Peak 353175	3.875%	10/1/50	149,063
459,573	Castle Peak 353194	2.625%	10/1/50	276,386
104,154	Castle Peak 353226	5.875%	12/1/50	77,095
44,102	Castle Peak 353742	10.375%	1/1/31	44,481
93,442	Castle Peak 353816	4.000%	10/1/33	64,008
91,331	Loan 101111101909	3.500%	3/1/27	65,841
258,460	Loan 1108180600	3.875%	3/1/42	160,892
326,615	Loan ID 200001	6.250%	4/1/38	248,228
164,300	Loan ID 200002	2.875%	12/1/35	98,103
125,820	Loan ID 200003	7.250%	9/1/35	103,550
327,128	Loan ID 200004	7.990%	10/1/36	282,344
176,921	Loan ID 200005	4.750%	8/1/39	122,765
	TOTAL MORTGAGE NOTES ( Cost - $5,434,096)			5,707,503

	SHORT-TERM INVESTMENTS - 1.3%
	MONEY MARKET FUND - 1.3%
77,244	HighMark Diversified Money Market Fund - 0.02%			77,244
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $77,244)

	TOTAL INVESTMENTS - 98.8% ( Cost - $5,511,340)			$ 5,784,747
	OTHER ASSETS LESS LIABILITIES - 1.2%			68,627
	NET ASSETS - 100.0%			$ 5,853,380

+ Money Market Fund; interest rate reflects seven-day effective yield on June 30, 2012.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 538,890
			Unrealized depreciation:	(265,483)
		Net unrealized appreciation:		$ 273,407

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valueing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and  liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	-	$ 5,707,503		$ 5,707,503
Short-Term Investments	77,244	-	-	77,244
Total	$ 77,244	5,707,503	-	$ 5,784,747
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

*/s/ Bayard Closser

       Bayard Closser, President

Date

8/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Bayard Closser

       Bayard Closser, President

Date

8/23/12

By (Signature and Title)

*/s/ Gustavo A. Altuzarra

       Gustavo A. Altuzarra, Treasurer

Date

8/22/12